COMPARATIVE FIGURES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Comparative Figures [Abstract]
Increase in cost of sales due to change in segment reporting	$ 644,610	$ 289,011
Decrease in supplies and materialsdue to change in segment reporting		$ 289,011